Impairment of assets - Disclosure of impairment loss and reversal of impairment loss (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Operating segments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	$ 64.2
Impairment loss,closing	5.4
Operating segments [member] | Defence And Security [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	3.8
Impairment loss,closing	5.4
Operating segments [member] | Executive Aviation [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	60.4
Impairment loss,closing	0.0
Allocation of impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	64.2
Impairment loss,closing	5.4
Allocation of impairment losses [member] | Internally generated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	51.4
Impairment loss,closing	5.4
Allocation of impairment losses [member] | Machinery and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	11.3
Impairment loss,closing	0.0
Allocation of impairment losses [member] | Tooling [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	1.5
Impairment loss,closing	0.0
Individual assets or cash-generating units [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	64.2
Additions	1.6
Reversal	(57.9)
Amortization	(2.5)
Impairment loss,closing	5.4
Individual assets or cash-generating units [member] | Mid-Size / Super Mid-Size Platform [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	60.4
Additions	0.0
Reversal	(57.9)
Amortization	(2.5)
Impairment loss,closing	0.0
Individual assets or cash-generating units [member] | Satellites [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Additions	1.6
Impairment loss,closing	$ 5.4